UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Pennsylvania Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
Pennsylvania - 98.5%  $  10,230    ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, Refunding, VRDN,
                                   Series 2006-48, 3.95% due 5/15/2014 (d)(e)                                         $    10,230

                          3,760    ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, VRDN, Series
                                   2001-18, 3.95% due 10/01/2009 (c)(d)                                                     3,760

                          4,600    ABN AMRO MuniTops Certificates Trust, Philadelphia, Pennsylvania, Water and
                                   Wastewater Revenue Bonds, VRDN, Series 2005-15, 3.66% due 7/01/2013 (d)(e)               4,600

                          4,500    ABN AMRO MuniTops Certificates Trust, Upper Saint Clair Township School
                                   District, Pennsylvania, GO, Refunding, VRDN, Series 2002-5, 3.65% due
                                   7/15/2010 (d)(e)(g)                                                                      4,500

                          1,000    Allegheny County, Pennsylvania, Airport Authority, Airport Revenue Refunding
                                   Bonds, PUTTERS, VRDN, AMT, Series 1594, 3.98% due 1/01/2018 (b)(c)(d)                    1,000

                          4,000    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds,
                                   PUTTERS, VRDN, Series 1281, 3.97% due 1/15/2011 (c)(d)                                   4,000

                          9,209    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                   (University of Pittsburgh Medical Center), VRDN, Series B-1, 4.04% due
                                   12/01/2016 (d)                                                                           9,209

                          3,660    Allegheny County, Pennsylvania, Hospital Development Authority, Revenue
                                   Refunding Bonds (Jefferson Regional Medical Center Project), VRDN, Series A,
                                   3.78% due 5/01/2007 (d)                                                                  3,660

                          1,000    Allegheny County, Pennsylvania, IDA, Health and Housing Facilities, Senior
                                   Revenue Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Senior Series A,
                                   3.92% due 7/01/2027 (d)(f)                                                               1,000

                          9,280    Allegheny County, Pennsylvania, IDA, Health and Housing Facilities, Senior
                                   Revenue Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Senior Series B,
                                   3.92% due 7/01/2027 (d)(f)                                                               9,280

                            700    Beaver County, Pennsylvania, IDA, PCR, Refunding (FirstEnergy Nuclear Generation
                                   Corporation Project), VRDN, 3.89% due 1/01/2035 (d)                                        700

                          7,200    Beaver County, Pennsylvania, IDA, PCR, Refunding (FirstEnergy Nuclear Generation
                                   Corporation Project), VRDN, 3.92% due 4/01/2041 (d)                                      7,200


Portfolio Abbreviations

To simplify the listings of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
MSTR         Municipal Securities Trust Receipts
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
S/F          Single-Family
TAN          Tax Anticipation Notes
TRAN         Tax Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes



CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (In Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
Pennsylvania         $    6,400    Berks County, Pennsylvania, IDA, IDR (Zenith Properties LP Project),
(concluded)                        VRDN, AMT, 4.02% due 6/01/2031 (d)                                                 $     6,400

                          2,880    Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc.
                                   Project), VRDN, AMT, 4.07% due 2/01/2015 (d)                                             2,880

                          2,670    Bucks County, Pennsylvania, IDA, Revenue Bonds (Bracalentes Manufacturing
                                   Company Inc. Project), VRDN, AMT, 4.07% due 6/01/2016 (d)                                2,670

                          4,500    Bucks County, Pennsylvania, IDA, Revenue Bonds (Harsco Corporation Project),
                                   VRDN, AMT, 4.07% due 8/01/2011 (d)                                                       4,500

                          3,260    Bucks County, Pennsylvania, IDA, Revenue Bonds (L&P Properties LP Project),
                                   VRDN, AMT, Series A, 4.17% due 6/01/2014 (d)                                             3,260

                            395    Bucks County, Pennsylvania, IDA, Revenue Bonds (Specialty Ring Products Inc.),
                                   VRDN, AMT, 4.07% due 10/01/2009 (d)                                                        395

                          4,300    Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran Ministers),
                                   VRDN, Series C, 3.93% due 10/01/2030 (d)(f)                                              4,300

                          1,480    Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT, 4.06%
                                   due 9/01/2015 (d)                                                                        1,480

                          1,980    Carlisle, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN,
                                   Series 644, 3.97% due 9/01/2010 (b)(d)                                                   1,980

                          2,240    Chester County, Pennsylvania, IDA, Revenue Bonds (The Hankin Group), VRDN, AMT,
                                   Series A, 4.07% due 12/01/2020 (d)                                                       2,240

                          2,440    Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent Association),
                                   VRDN, AMT, Series B, 4.07% due 12/01/2020 (d)                                            2,440

                          1,750    Chester County, Pennsylvania, School Authority, School Lease Revenue Bonds,
                                   PUTTERS, VRDN, Series 1123, 3.97% due 10/01/2013 (a)(d)                                  1,750

                            985    Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                                   4.08% due 11/01/2017 (d)                                                                   985

                          2,500    Cumberland County, Pennsylvania, Municipal Authority Revenue Bonds (Presbyterian
                                   Homes Project), VRDN, Series B, 3.65% due 12/01/2007 (d)(f)                              2,500

                            500    Delaware County, Pennsylvania, IDA, PCR, Refunding (BP Exploration and Oil),
                                   VRDN, 3.93% due 10/01/2019 (d)                                                             500

                          1,000    Delaware County, Pennsylvania, IDA, Revenue Bonds (Melmark, Inc. Project), VRDN,
                                   3.96% due 3/01/2026 (d)                                                                  1,000

                          9,200    Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                                   Revenue Bonds, VRDN, Mode 1, 3.91% due 8/01/2016 (d)                                     9,200

                          2,800    Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                                   Revenue Bonds, VRDN, Series B, 3.91% due 12/01/2020 (d)                                  2,800

                          5,000    Eagle Tax-Exempt Trust, Delaware Valley Regional Finance Authority, Pennsylvania,
                                   Local Government Revenue Bonds, VRDN, Series 2004-0026, Class A, 3.96% due
                                   8/01/2028 (a)(d)                                                                         5,000

                          3,000    Elizabethtown, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania College),
                                   VRDN, 4.01% due 6/15/2029 (d)                                                            3,000

                         15,000    Erie, Pennsylvania, City School District, GO, TRAN, 4.50% due 6/29/2007                 15,038

                          5,400    Geisinger Health System, Pennsylvania, Revenue Bonds, VRDN, 3.93% due 11/15/2032 (d)     5,400

                          1,325    Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing Facilities-Kyowa
                                   America), VRDN, AMT, Series D, 4.08% due 7/01/2014 (d)                                   1,325

                          5,375    Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                                   Bonds (John XXIII Home Project), VRDN, 3.98% due 2/01/2030 (d)                           5,375

                          2,420    Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.),
                                   VRDN, AMT, 4.07% due 12/01/2014 (d)                                                      2,420

                          7,925    Harrisburg, Pennsylvania, Authority, School Revenue Refunding Bonds (The School
                                   District of Harrisburg Project), VRDN, 3.91% due 12/01/2027 (a)(d)                       7,925

                          3,000    Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project), VRDN, AMT,
                                   Series A, 3.97% due 6/01/2027 (d)                                                        3,000

                          3,605    Jackson Township, Pennsylvania, IDA, Revenue Bonds (V&S Lebanon Galvanizing
                                   Project), VRDN, AMT, 4.20% due 4/01/2021 (d)                                             3,605

                          6,390    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.94% due
                                   9/15/2020 (d)                                                                            6,390

                          1,400    Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN,
                                   AMT, 4.03% due 6/01/2026 (d)                                                             1,400

                          9,130    Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue
                                   Refunding Bonds (Brethren Village), VRDN, 3.96% due 6/15/2020 (d)                        9,130

                          1,000    Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 4.02%
                                   due 2/01/2010 (d)                                                                        1,000

                          3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodging, Inc. Project),
                                   VRDN, 4.01% due 12/01/2026 (d)                                                           3,000

                          5,000    Lancaster, Pennsylvania, Municipal Authority, Revenue Refunding Bonds (Garden Spot
                                   Village Project), VRDN, Series C, 3.96% due 5/01/2036 (d)                                5,000

                          6,105    Langhorne Manor Boro, Pennsylvania, Higher Education and Health Authority,
                                   Retirement Revenue Refunding Bonds (Wesley Enhanced Living), VRDN, Series A,
                                   3.92% due 10/01/2032 (d)(f)                                                              6,105

                          6,850    Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Bond
                                   Funds (Saint Luke's Hospital Project), VRDN, 3.95% due 7/01/2031 (d)                     6,850

                          2,555    Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company),
                                   VRDN, AMT, Series B, 4.02% due 11/01/2022 (d)                                            2,555

                          2,500    Lehman Municipal Trust Receipts, Pennsylvania HFA, FLOATS, VRDN, AMT, Series
                                   2006-K57, 4.11% due 10/01/2037 (d)                                                       2,500

                          1,765    Ligonier Valley, Pennsylvania, School District, GO, TAN, 4.50% due 6/29/2007             1,770

                          2,895    Luzerne County, Pennsylvania, IDA, Revenue Bonds (Nardone Brothers Baking
                                   Project), VRDN, AMT, 4.02% due 3/01/2019 (d)                                             2,895

                          2,740    Montgomery County, Pennsylvania, IDA, Retirement Community Revenue Bonds (ACTS
                                   Retirement-Life Communities, Inc.), VRDN, 3.94% due 11/15/2029 (d)(f)                    2,740

                          1,360    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Big Little Association
                                   Project), VRDN, Series A, 4.07% due 2/01/2019 (d)                                        1,360

                          2,700    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Edmund Optical Manufacturing
                                   LLC Project), VRDN, AMT, 4.07% due 4/01/2016 (d)                                         2,700

                            985    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Girl Scouts of Southeastern
                                   Pennsylvania), VRDN, 4.02% due 2/01/2025 (d)                                               985

                            795    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Independent Support System
                                   Project), VRDN, 4.02% due 3/01/2016 (d)                                                    795

                          1,975    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Valley Forge Baptist), VRDN,
                                   4.02% due 9/01/2023 (d)                                                                  1,975

                          4,425    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                                   3.95% due 2/15/2027 (b)(d)                                                               4,425

                          6,000    Municipal Securities Trust Certificates, Pennsylvania, Revenue Refunding Bonds,
                                   VRDN, Series 2001-121, Class A, 3.92% due 12/22/2009 (c)(d)                              6,000

                          4,000    New Garden General Authority, Pennsylvania, Revenue Bonds (Municipal Pooled
                                   Financing Program I), VRDN, 3.88% due 11/01/2029 (a)(d)                                  4,000

                          2,985    Northampton County, Pennsylvania, IDA, Revenue Bonds (DG Properties Inc. Project),
                                   VRDN, AMT, 4.07% due 7/01/2021 (d)                                                       2,985

                          1,990    Northampton County, Pennsylvania, IDA, Revenue Bonds (Nicos Polymers & Grinding),
                                   VRDN, AMT, 4.07% due 2/01/2020 (d)                                                       1,990

                          1,505    Northampton County, Pennsylvania, IDA, Revenue Bonds (Reale Association Project),
                                   VRDN, AMT, 4.02% due 4/01/2012 (d)                                                       1,505

                         15,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                   Bonds (Merck & Co. Inc. Project), VRDN, AMT, 3.98% due 7/01/2031 (d)                    15,000

                          1,525    Pennsylvania Economic Development Financing Authority, Health System Revenue
                                   Bonds (Jefferson Health System), VRDN, Series B, 3.90% due 5/15/2038 (d)                 1,525

                          2,500    Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue
                                   Refunding Bonds, ROCS, VRDN, AMT, Series II-R-394, 3.97% due 12/01/2018 (a)(d)           2,500

                          1,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Conestoga
                                   Wood Specialists), VRDN, Series C-1, 4.07% due 3/01/2015 (d)                             1,000

                          2,800    Pennsylvania Economic Development Financing Authority Revenue Bonds (Delancey
                                   Traditions Project), VRDN, AMT, 4% due 12/01/2036 (d)                                    2,800

                          2,285    Pennsylvania Economic Development Financing Authority Revenue Bonds (Waste Gas
                                   Fabricating Company Project), VRDN, AMT, Series C-3, 4.07% due 4/01/2020 (d)             2,285

                          3,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Westrum
                                   Harleysville II Project), VRDN, AMT, 3.97% due 12/01/2034 (d)                            3,000

                          1,900    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                   Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series A,
                                   4.115% due 10/01/2034 (d)                                                                1,900

                          2,300    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                   Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B,
                                   4.10% due 10/01/2034 (d)                                                                 2,300

                          1,480    Pennsylvania Energy Development Authority Revenue Bonds (B&W Ebensburg Project),
                                   VRDN, AMT, 3.95% due 12/01/2011 (d)                                                      1,480

                          5,250    Pennsylvania HFA, S/F Mortgage Revenue Bonds, MERLOTS, VRDN, AMT, Series B15, 4%
                                   due 10/01/2026 (d)                                                                       5,250

                          3,200    Pennsylvania HFA, S/F Mortgage Revenue Bonds, PUTTERS, VRDN, AMT, Series 1592,
                                   3.98% due 10/01/2014 (d)                                                                 3,200

                          9,100    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 83C, 3.95%
                                   due 10/01/2035 (d)                                                                       9,100

                          8,000    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 86B, 3.95%
                                   due 4/01/2035 (d)                                                                        8,000

                         10,000    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 89, 3.95%
                                   due 10/01/2035 (d)                                                                      10,000

                         24,750    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 90C, 3.96%
                                   due 4/01/2036 (d)                                                                       24,750

                          5,000    Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series 95C, 3.95%
                                   due 4/01/2026 (d)                                                                        5,000

                          2,900    Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, Series 91B,
                                   3.95% due 10/01/2036 (d)                                                                 2,900

                          4,986    Pennsylvania State, GO, FLOATS, VRDN, Series 696, 3.95% due 5/01/2018 (d)(e)             4,986

                          6,000    Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                                   Refunding Bonds, VRDN, AMT, Series B, 3.96% due 1/01/2017 (d)(e)                         6,000

                          2,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel
                                   University Project), VRDN, Series B, 3.91% due 5/01/2033 (d)                             2,000

                          6,200    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, FLOATS,
                                   VRDN, Series 1547, 3.67% due 9/01/2039 (a)(d)                                            6,200

                          1,415    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, PUTTERS,
                                   VRDN, Series 1378, 3.97% due 6/15/2014 (d)(f)                                            1,415

                          1,700    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                   Bonds (Association of Independent Colleges and Universities of Pennsylvania
                                   Financing Program), VRDN, Series I1, 3.63% due 11/01/2007 (d)                            1,700

                          4,168    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 1412, 3.95% due 4/01/2028 (b)(d)                             4,167

                          5,900    Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C,
                                   4% due 6/15/2025 (b)(d)                                                                  5,900

                          4,105    Philadelphia, Pennsylvania, Authority for IDR (Comhar Inc. Project), VRDN, 3.97%
                                   due 9/01/2023 (d)                                                                        4,105

                          3,400    Philadelphia, Pennsylvania, Authority for IDR (Gift of Life Donor Program Project),
                                   VRDN, 3.94% due 12/01/2034 (d)                                                           3,400

                          2,000    Philadelphia, Pennsylvania, Authority for IDR (Girard Estate Facilities Leasing),
                                   VRDN, 3.95% due 11/01/2031 (d)                                                           2,000

                            500    Philadelphia, Pennsylvania, Authority for IDR (Greater Philadelphia Health Care),
                                   Revenue Refunding Bonds, VRDN, 3.94% due 1/01/2024 (d)                                     500

                          1,240    Philadelphia, Pennsylvania, Authority for IDR (Henry H. Ottens Manufacturing
                                   Project), VRDN, 4.07% due 10/01/2013 (d)                                                 1,240

                          1,070    Philadelphia, Pennsylvania, Authority for IDR (Interim House West Project), VRDN,
                                   4.02% due 9/01/2026 (d)                                                                  1,070

                            780    Philadelphia, Pennsylvania, Authority for IDR (Lannett Company Inc. Project),
                                   VRDN, 4.07% due 5/01/2014 (d)                                                              780

                          2,500    Philadelphia, Pennsylvania, Authority for IDR (UBS Municipal CRVS Trust), FLOATS,
                                   VRDN, Series 06-1014, 3.94% due 6/01/2026 (c)(d)                                         2,500

                          6,865    Philadelphia, Pennsylvania, Gas Works, CP, 3.80% due 1/08/2007                           6,865

                          7,500    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series A,
                                   3.94% due 2/15/2014 (d)                                                                  7,500

                          7,500    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series C,
                                   3.94% due 7/01/2031 (b)(d)                                                               7,500

                          2,235    Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                                   Bonds, MERLOTS, VRDN, Series A-18, 3.95% due 3/01/2015 (a)(d)                            2,235

                          2,485    Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel),
                                   VRDN, AMT, 4.03% due 3/02/2015 (d)                                                       2,485

                          2,300    Southcentral General Authority, Pennsylvania, Revenue Bonds, ROCS, VRDN, Series
                                   II-R-604, 3.96% due 12/01/2030 (d)(f)                                                    2,300

                          1,450    Southcentral General Authority, Pennsylvania, Revenue Bonds (Wellspan Health
                                   Obligated), VRDN, Series D, 3.89% due 5/15/2035 (a)(d)                                   1,450

                          5,625    Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                   Health Obligated), VRDN, Series B, 3.89% due 5/15/2031 (a)(d)                            5,625

                          3,100    Susquehanna County, Pennsylvania, IDA, Revenue Bonds (Stabler Companies Inc.
                                   Project), VRDN, AMT, 4.02% due 12/01/2016 (d)                                            3,100

                          7,250    Temple University of the Commonwealth System of Higher Education, Pennsylvania,
                                   University Funding Obligations, Revenue Refunding Bonds, 5% due 4/26/2007                7,280

                          3,000    University of Pittsburgh, Pennsylvania, The Commonwealth System of Higher
                                   Education (Pittsburgh Asset Notes-Panthers), 4.50% due 8/24/2007                         3,015

                          7,200    Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue Refunding Bonds,
                                   VRDN, 3.94% due 9/01/2016 (d)                                                            7,200

                         27,600    Venango, Pennsylvania, IDA, CP, 3.70% due 1/11/2007                                     27,600

                          2,000    Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project),
                                   VRDN, AMT, 4.03% due 11/01/2020 (d)                                                      2,000

                          2,100    York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT,
                                   4.07% due 6/01/2021 (d)                                                                  2,100


Puerto Rico - 1.2%        6,000    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                   Revenue Bonds, ROCS, VRDN, Series II-R-636CE, 3.93% due 8/30/2009 (d)                    6,000

                                   Total Investments (Cost - $486,770*) - 99.7%                                           486,770
                                   Other Assets Less Liabilities - 0.3%                                                     1,412
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   488,182
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       486,769
                                                    ===============
    Gross unrealized appreciation                   $             1
    Gross unrealized depreciation                                 -
                                                    ---------------
    Net unrealized appreciation                     $             1
                                                    ===============

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) Radian Insured.

(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Pennsylvania Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007